SunAmerica Asset Management Corp. 2929 Allen Parkway Houston, TX 77019-2118

713.831.5165
713.831.2258 Fax
Nori.Gabert@valic.com

Nori L. Gabert
Vice President and
Deputy General Counsel
May 2, 2011
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	SunAmerica Series Trust (the “Registrant”) File Numbers 33-52742 and 811-07238 CIK Number 0000892538
Commissioners:
As Counsel to SunAmerica Series Trust and on behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), Registrant has elected to file the certification set out below in lieu of electronically filing definitive copies of the Prospectuses contained in its most recent amendment to its Form N-1A Registration Statement (“Amendment”), as required by Rule 497(c) under the 1933 Act and as provided by Rule 309(b) of Regulation S-T.
The Registrant hereby certifies that:
The form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Amendment would not have been different from that contained in the Amendment.
The Amendment, which is designated as Post-Effective Amendment No. 49 under the 1933 Act and as Amendment No. 51 under the Investment Company Act of 1940, was filed electronically on April 21, 2011.
Please direct any questions to the undersigned at 713.831.5165.
Sincerely,
/s/ Nori L. Gabert
Nori L. Gabert
Vice President and Deputy General Counsel